UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07215

Prudential Total Return Bond Fund, Inc.

(f/k/a Dryden Total Return Bond Fund, Inc.)

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 10/31/2010

Date of reporting period: 1/31/2010

Item 1.	Schedule of Investments

Dryden Total Return Bond Fund, Inc.

Schedule of Investments

as of January 31, 2010 (Unaudited)

Moody’s Rating†	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 92.7%
ASSET BACKED SECURITIES 4.9%
		Alfa Diversified Payment Rights Finance Co. SA (Luxembourg),
		Ser. 1A, Class A, 144A,
Ba1	$243	1.854%, 3/15/11(g)	$218,250
		Ares CLO Funds,
		Ser. 2003-7AW, Class A1A, 144A,
A2	758	0.625%, 5/8/15(g)	727,889
		Bally CDO Ltd.,
		Ser. 2002A, Class A, 144A,
Aa2	1,956	0.799%, 11/20/15(g)	1,838,700
		Bank of America Credit Card Trust,
		Ser. 2007-A3, Class A3,
Aaa	1,000	0.253%, 11/15/16(g)	971,738
		Ser. 2006-C5, Class C5,
Baa1	1,475	0.633%, 1/15/16(g)	1,359,479
		Brazos Student Finance Corp.,
		Ser. 1998-A, Class A2,
Aaa	25	0.990%, 6/1/23(f)(g)	25,002
		Chase Issuance Trust,
		Ser. 2008-A13, Class A13,
Aaa	1,000	1.754%, 9/15/15(g)	1,041,662
		Chatham Light CLO Ltd.,
		Ser. 2005-2A, Class A1, 144A,
Aa1	1,782	0.531%, 8/3/19	1,622,017
		Citibank Credit Card Issuance Trust,
		Ser. 2003-C4, Class C4,
Baa2	1,630	5.000%, 6/10/15(g)	1,678,868
		Ser. 2005-C2, Class C2,
Baa2	2,200	0.701%, 3/24/17(g)	2,007,162
		Ser. 2005-C3, Class C3,
Baa2	1,140	0.643%, 7/15/14(g)	1,097,557
		Ser. 2006-A1, Class A1,
Aaa	500	0.315%, 2/9/15(g)	494,504
		Ford Credit Auto Owner Trust,
		Ser. 2006-B, Class C,
Aaa	545	5.680%, 6/15/12	569,642
		Granite Ventures Ltd.,
		Ser. 2005-2A, Class A1, 144A,
Aaa	1,500	0.511%, 12/15/17(g)	1,410,000
		Katonah Ltd.,
		Ser. 2007A, Class A2, 144A,
A2	1,345	0.533%, 11/15/17(g)	1,227,388
		MBNA Credit Card Master Note Trust,
		Ser. 2004-C2, Class C2,
Baa1	1,000	1.133%, 11/15/16(g)	914,636
		Ser. 2002-C1, Class C1,
Baa1	1,560	6.800%, 7/15/14	1,668,908
		Ser. 2002-C3, Class C3,

Baa1	800	1.583%, 10/15/14(g)	786,060
		Ser. 2005-A2, Class A2,
Aaa	1,100	0.313%, 10/15/14(g)	1,088,605
		Ser. 2006-C1, Class C1,
Baa1	1,000	0.653%, 7/15/15(g)	947,838
		Mountain Capital CLO Ltd.,
		Ser.2004-3A, Class A1LA, 144A,
Aaa	1,261	0.688%, 2/15/16(g)	1,198,276
		Railcar Leasing LLC,
		Ser. 1, Class A2, 144A,
Aa2	732	7.125%, 1/15/13	772,312
		Small Business Administration Participation Certificates,
		Ser. 2000-P10B, Class 1,
NR	25	7.449%, 8/10/10	25,622
		Ser. 2001-20A, Class 1,
NR	388	6.290%, 1/1/21	420,429
		Ser. 2001-P10B, Class 1,
NR	220	6.344%, 8/1/11	231,172
		Ser. 2003-20I, Class 1,
NR	168	5.130%, 9/1/23	178,145

		Total asset backed securities	24,521,861

BANK LOANS(f)2.5%
Cable 0.4%
		Charter Communications Operating LLC
Ba2	1,150	2.260%, 3/6/14(g)	1,069,020
		Discovery Communications, Inc., Term C,
Baa3	461	5.250%, 5/14/14(g)	464,742
		Insight Midwest Holding LLC,
B1	698	1.500%, 10/6/13(g)	665,767

			2,199,529

Consumer 0.1%
Ba2	400	Pilot Travel Centers LLC, 0.500%, 12/31/15	402,786

Electric 0.4%
		NRG Energy, Inc.,
Baa3	498	0.151%, 2/1/13(g)	481,154
Baa3	846	1.996%, 2/1/13(g)	817,903
		Texas Competitive Electric Holdings Co. LLC,
B1	978	3.731%, 10/10/14(g)	799,106

			2,098,163

Gaming 0.1%
		MotorCity Casino Hotel,
B3	611	8.500%, 7/13/12(g)	602,033

Health Care & Pharmaceutical 1.0%
		HCA, Inc.,
Ba3	370	2.501%, 11/18/13(g)	351,751
		Health Management Associates,
B1	543	2.001%, 2/28/14(g)	515,208
		PTS ACQ Corp.,

Ba3	1,658	2.481%, 4/10/14(g)	1,506,254
		Royalty Pharma Finance Trust,
Baa3	1,000	7.750%, 5/15/15	960,001
		Sun Healthcare Group,
Ba2	193	2.151%, 4/11/14(g)	181,807
Ba2	917	2.395%, 4/11/14(g)	863,531
		Warner Chilcott Corp.
B1	230	5.500%, 10/30/14(g)	230,691
B1	115	5.750%, 4/30/15(g)	115,331
B1	253	5.750%, 4/30/15(g)	253,727

			4,978,301

Technology 0.5%
		First Data Corp.,
B1	587	2.982%, 9/24/14(g)	506,752
B1	391	2.999%, 9/24/14(g)	336,423
		Flextronics International Ltd.,
Ba1	1,063	2.491%, 10/1/14(g)	1,001,022
Ba1	305	2.501%, 10/1/14(g)	287,650
		Sensata Technologies,
B2	239	1.999%, 4/27/13(g)	216,314

			2,348,161

		Total bank loans	12,628,973

COMMERCIAL MORTGAGE BACKED SECURITIES 14.3%
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2005-1, Class ASB,
AAA(e)	1,098	4.978%, 11/10/42(g)	1,141,817
		Ser. 2007-1, Class A2,
Aaa	2,000	5.381%, 1/15/49(g)	2,049,342
		Ser. 2007-4, Class A3,
AAA(e)	2,700	5.811%, 2/10/51(g)	2,709,628
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E, 144A,
A3	650	6.470%, 11/15/33(g)	555,489
		Ser. 2005-T18, Class AAB,
Aaa	600	4.823%, 2/13/42(g)	615,904
		Ser. 2005-T20, Class AAB,
Aaa	800	5.1335%, 10/12/42	832,327
		Ser. 2007-T28, Class A3,
AAA(e)	1,500	5.793%, 9/11/42	1,537,308
		Citigroup Commercial Mortgage Trust,
		Ser. 2006-C5, Class A2,
Aaa	2,000	5.378%, 10/15/49	2,047,189
		Ser. 2008-C7, Class A2A,
Aaa	1,390	6.034%, 12/10/49	1,464,338
		Citigroup/Deutsche Bank Commercial Mortgage Trust,
		Ser. 2007-CD4, Class A3,
Aaa	1,300	5.293%, 12/11/49	1,248,969
		Commercial Mortgage Acceptance Corp.,
		Ser. 1998-C2, Class F, 144A,
A-(e)	4,300	5.440%, 9/15/30(g)	4,137,256
		Commercial Mortgage Loan Trust,

		Ser.2008-LS1, Class A2,
Aaa	1,500	6.019%, 12/10/49(g)	1,556,645
		Commercial Mortgage Pass Through Certificates,
		Ser. 2006-C7, Class A3,
AAA(e)	1,500	5.706%, 6/10/46(g)	1,530,056
		Credit Suisse Mortgage Capital Certificates,
		Ser. 2006-C1, Class A4,
AAA(e)	1,915	5.544%, 2/15/39(g)	1,945,149
		Ser. 2006-C5, Class A2,
Aaa	2,000	5.246%, 12/15/39	2,052,982
		Ser. 2007-C1, Class A2,
Aaa	2,795	5.268%, 2/15/40	2,836,327
		CS First Boston Mortgage Securities Corp.,
		Ser. 2005-C5, Class A3,
AAA(e)	520	5.100%, 8/15/38(g)	526,735
		CW Capital Cobalt Ltd.,
		Ser. 2007-C3, Class A3,
AAA(e)	1,783	5.820%, 5/15/46(g)	1,765,611
		GE Capital Commercial Mortgage Corp.,
		Ser. 2006-C1, Class A4,
AAA(e)	1,700	5.337%, 3/10/44(g)	1,664,717
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2005-GG5, Class A5,
Aaa	1,400	5.224%, 4/10/37(g)	1,382,906
		Ser. 2007-GG9, Class A2,
Aaa	2,380	5.381%, 3/10/39	2,433,849
		GS Mortgage Securities Corp. II,
		Ser. 2006-GG6, Class AAB,
AAA(e)	715	5.587%, 4/10/38(g)	725,810
		Ser. 2007-GG10, Class A2,
Aaa	2,000	5.778%, 8/10/45(g)	2,074,367
		JPMorgan Chase Commercial Mortgage Securities,
		Ser. 2005-CB12, Class A3A1,
Aaa	730	4.824%, 9/12/37	740,512
		Ser. 2005-CB13, Class A4,
Aaa	1,880	5.280%, 1/12/43(g)	1,889,429
		Ser. 2005-LDP4, Class A4,
Aaa	870	4.918%, 10/15/42(g)	876,022
		Ser. 2005-LDP2, Class ASB,
Aaa	1,800	4.659%, 7/15/42	1,843,740
		Ser. 2007-CB19, Class A2,
Aaa	470	5.746%, 2/12/49(g)	487,817
		Ser. 2006-CB14, Class A4,
Aaa	1,000	5.481%, 12/12/44(g)	988,799
		Ser. 2006-CB15, Class A3,
Aaa	1,100	5.819%, 6/12/43	1,108,896
		Ser. 2007-L12, Class A2,
Aaa	520	5.827%, 2/15/51	537,790
		Ser. 2007-CB18, Class A3,
Aaa	759	5.447%, 6/12/47	747,907
		Ser. 2007-LD11, Class A2,
Aaa	300	5.803%, 6/15/49(g)	307,698
		LB-UBS Commercial Mortgage Trust,
		Ser. 2002-C2, Class C,
Aaa	600	5.696%, 7/15/35	609,684
		Ser. 2004-C8, Class A6,
Aaa	1,100	4.799%, 12/15/29(g)	1,055,693
		Ser. 2007-C1, Class A2,

AAA(e)	1,500	5.318%, 2/15/40	1,541,499
		Merrill Lynch Mortgage Trust,
		Ser. 2004-KEY2, Class A3,
Aaa	1,500	4.615%, 8/12/39	1,501,996
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	1,065	5.910%, 6/12/46(g)	1,049,140
		Ser. 2007-8, Class A2,
AAA(e)	1,200	5.920%, 8/12/49(g)	1,202,664
		Ser. 2007-9, Class A2,
AAA(e)	1,940	5.590%, 9/12/49	1,986,285
		Morgan Stanley Capital, Inc.,
		Ser. 2005-IQ9, Class A4,
AAA(e)	1,410	4.660%, 7/15/56	1,421,765
		Ser. 2006-IQ12, Class ANM,
AAA(e)	2,000	5.310%, 12/15/43	2,044,471
		Ser. 2006-T21, Class A4,
Aaa	200	5.162%, 10/12/52(g)	203,025
		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2003-C9, Class A3,
AAA(e)	1,039	4.608%, 12/15/35	1,063,166
		Ser. 2005-C22, Class A3,
Aaa	1,970	5.290%, 12/15/44(g)	2,020,586
		Ser. 2006-C25, Class A4,
Aaa	2,500	5.740%, 5/15/43(g)	2,507,990
		Ser. 2006-C27, Class A2,
Aaa	2,000	5.624%, 7/15/45	2,050,171
		Ser. 2007-C33, Class A2,
Aaa	2,000	5.856%, 2/15/51(g)	2,069,394
		Ser. 2007-C34, Class A2,
Aaa	1,400	5.569%, 5/15/46	1,444,598

		Total commercial mortgage backed securities	72,135,458

COMMERCIAL MORTGAGE OBLIGATIONS 1.3%
		American Home Mortgage Investment Trust,
		Ser. 2004-4, Class 4A,
Aaa	247	2.231%, 2/25/45(g)	193,136
		Banc of America Funding Corp.,
		Ser. 2005-D, Class A1,
AAA(e)	343	3.131%, 5/25/35(g)	316,636
		Banc of America Mortgage Securities, Inc.,
		Ser. 2004-2, Class 5A1,
Aaa	23	6.500%, 10/25/31(g)	22,413
		Bear Stearns Adjustable Rate Mortgage Trust,
		Ser. 2002-11, Class 1A1,
Aaa	78	5.800%, 2/25/33(g)	76,576
		Bear Stearns Alt-A Trust,
		Ser. 2005-4, Class 23A1,
Ba1	544	5.126%, 5/25/35(g)	390,615
		Ser. 2005-4, Class 23A2,
Aa3	181	5.126%, 5/25/35(g)	132,712
		Countrywide Home Loan Mortgage Pass-Through Trust,
		Ser. 2005-HYB9, Class 3A2A,
Baa3	169	5.250%, 2/20/36(g)	114,231

		Countrywide Home Loan Trust,
		Ser. 2004-18CB, Class 3A1,
A1	402	5.250%, 9/25/19	393,680
		Fannie Mae,
		Ser. 2000-32, Class FM,
NR	7	0.683%, 10/18/30(g)	6,764
		Ser. 2001-29, Class Z,
NR	290	6.500%, 7/25/31	315,539
		FHLMC Structured Pass-Through Securities,
		Ser. T-61, Class 1A1,
NR	513	1.944%, 7/25/44(g)	494,493
		Ser. T-63, Class 1A1,
NR	50	1.744%, 2/25/45(g)	47,113
		Freddie Mac,
		Ser. 1628, Class LZ,
NR	165	6.500%, 12/15/23	177,942
		Ser. 1935, Class JZ,
NR	452	7.000%, 2/15/27	463,530
		Ser. 2241, Class PH,
NR	225	7.500%, 7/15/30	247,892
		Government National Mortgage Association,
		Ser. 2000-26, Class DF,
NR	3	0.631%, 9/20/30(g)	2,847
		Ser. 2000-30, Class FB,
NR	3	0.683%, 10/16/30(g)	2,610
		Indymac ARM Trust,
		Ser. 2001-H2, Class A1,
Aaa	4	2.5031%, 1/25/32(g)	2,893
		MASTR Alternative Loans Trust,
		Ser. 2004-4, Class 4A1,
Aaa	348	5.000%, 4/25/19	332,469
		Ser. 2003-7, Class 1A2,
AAA(e)	325	5.500%, 9/25/33	334,238
		Prime Mortgage Trust,
		Ser. 2004-CL1, Class 2A2,
AAA(e)	22	0.631%, 2/25/19(g)	21,171
		Ser. 2004-CL1, Class 1A2,
AAA(e)	118	0.631%, 2/25/34(g)	107,397
		Regal Trust IV, Ser. 1999-1, Class A, 144A,
NR	581	2.912%, 9/29/31(g)	484,966
		Residential Funding Mortgage Securities I,
		Ser. 2003-S9, Class A1,
Aaa	43	6.500%, 3/25/32	43,191
		Structured Adjustable Rate Mortgage Loan Trust,
		Ser. 2004-1, Class 4A3,
A1	649	3.186%, 2/25/34(g)	558,532
		Structured Asset Mortgage Investments, Inc.,
		Ser. 2002-AR3, Class A1,
Aa2	86	0.893%, 9/19/32	71,486
		Structured Asset Securities Corp.,
		Ser, 2002-14A, Class 2A1,
Aaa	7	2.768%, 7/25/32(g)	4,919
		Ser. 2002-1A, Class 4A,
Aaa	16	2.920%, 2/25/32(g)	14,127
		Thornburg Mortgage Securities Trust,
		Ser. 2006-6, Class A1,
A3	234	0.341%, 11/25/46(g)	229,864
		WaMu Mortgage Pass-Through Certificates,
		Ser. 2003-R1, Class A1,

Aaa	732	0.771%, 12/25/27(g)	566,182
		Ser. 2005-AR13, Class A1,
Aa2	122	0.521%, 10/25/45(g)	87,011
		Washington Mutual MSC Mortgage Pass-Through Certificates,
		Ser. 2003-AR1, Class 2A,
Aaa	6	3.822%, 2/25/33(g)	4,952
		Wells Fargo Mortgage Backed Securities Trust,
		Ser. 2006-AR2, Class 2A1,
A(e)	597	4.950%, 3/25/36(g)	528,900

		Total commercial mortgage obligations	6,791,027

CORPORATE BONDS 45.1%
Aerospace/Defense 0.1%
		BAE Systems Holdings, Inc.,
		Gtd. Notes, 144A,
Baa2	500	6.375%, 6/1/19	550,320

Airlines 0.9%
		American Airlines, Inc., Pass-Thru Certs.,
		Ser. 01-1,
B2	1,150	6.817%, 5/23/11	1,135,625
		Continental Airlines, Inc., Pass-Thru Certs.,
		Ser. 00-2,
Baa2	1,800	7.487%, 10/2/12	1,800,000
		Ser. 01-1,
Baa2	5	6.703%, 6/15/21(f)	5,088
Ba1	440	7.373%, 12/15/15	400,334
		Ser. A,
Baa1	500	5.983%, 4/19/22(b)	483,750
		Delta Air Lines, Inc., Pass-Thru Certs.,
		Ser. 071A,
Baa1	613	6.821%, 8/10/22	598,960
		United Airlines, Inc., Pass-Thru Certs.,
		Ser. 2007-1,
Ba1	400	6.636%, 7/2/22	345,246

			4,769,003

Automotive 0.4%
		Ford Motor Credit Co.,
		Sr. Unsec’d. Notes,
B3	1,970	7.875%, 6/15/10	1,991,325
		Harley-Davidson Funding Corp.,
		Gtd. Notes, 144A,
Baa1	250	5.750%, 12/15/14	262,861

			2,254,186

Banking 5.9%
		American Express Co.,
		Sr. Unsec’d. Notes,
A3	1,055	8.125%, 5/20/19	1,275,912
		Banco BMG SA (Brazil),
		Sr. Unsec.’d. Notes, 144A,
Ba2	592	8.750%, 7/1/10	602,021
		Bank of America Corp.,
		Jr. Sub. Notes,
Ba3	1,500	8.000%, 12/29/49(g)	1,424,175

		Sr. Unsec’d. Notes,
A2	455	6.000%, 9/1/17	472,011
		Bank of America NA,
		Sub. Notes,
A1	250	5.300%, 3/15/17	246,195
		Barclays Bank PLC (United Kingdom),
		Sr. Unsec’d. Notes,
Aa3	720	5.125%, 1/8/20(b)	711,593
		Bear Stearns Cos. LLC (The),
		Sub. Unsec’d. Notes,
Aa3	600	7.250%, 2/1/18	688,069
		Capital One Financial Corp.,
		Sub. Notes,
Baa2	150	6.150%, 9/1/16	153,847
		Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan),
		Jr. Sub. Notes, 144A,
A2	650	5.506%, 12/29/49(g)	635,109
		Citigroup, Inc.,
		Sr. Unsec’d. Notes,
A3	750	6.125%, 11/21/17	758,513
A3	1,550	8.125%, 7/15/39(b)	1,757,651
		Unsec’d. Notes,
A3	500	8.500%, 5/22/19	582,967
		Countrywide Financial Corp.,
		Gtd. Notes, MTN,
A2	1,715	5.800%, 6/7/12	1,839,088
		Depfa ACS Bank (Ireland), 144A,
Aa2	1,395	5.125%, 3/16/37	1,042,903
		Goldman Sachs Group, Inc. (The),
		Sr. Unsec’d. Notes,
A1	575	6.150%, 4/1/18(b)	611,817
A1	840	6.250%, 9/1/17	904,261
		Sub. Notes,
A2	185	6.750%, 10/1/37	182,922
		Sr. Unsec’d. Notes,
A1	975	5.950%, 1/18/18	1,026,967
		Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
		Gtd. Notes, 144A,
Ba2	440	9.250%, 10/16/13	452,100
		HSBC Holdings PLC (United Kingdom),
		Sub. Notes,
A1	445	6.500%, 5/2/36	470,359
A1	495	6.500%, 9/15/37	517,839
A1	760	6.800%, 6/1/38	826,877
		ICICI Bank Ltd. (India),
		Jr. Sub. Notes, 144A,
Ba2	900	7.250%, 8/29/49(g)	787,183
		Sr. Unsec’d. Notes, 144A,
Baa2	600	5.750%, 11/16/10	611,893
		JPMorgan Chase & Co.,
		Jr. Sub. Notes,
Baa1	835	7.900%, 4/29/49(g)	855,299
		Krung Thai Bank PCL (Thailand),
		Sub. Notes,
Baa3	700	7.378%, 10/29/49(g)	640,542
		Lloyd’s TSB Bank (United Kingdom),
		Gtd. Notes, 144A,
Aa3	1,300	5.800%, 1/13/20	1,285,562
		Merrill Lynch & Co., Inc., Notes, MTN,
A2	750	6.875%, 4/25/18	809,706
		Sub Notes,

A3	905	6.110%, 1/29/37	824,128
		Morgan Stanley,
		Sr. Unsec’d. Notes, MTN,
A2	1,635	5.450%, 1/9/17	1,692,067
		Sr. Unsec’d. Notes, MTN,
A2	780	5.625%, 9/23/19	787,256
		Royal Bank of Scotland Group PLC (United Kingdom),
		Sr. Unsec’d. Notes,
A1	575	6.400%, 10/21/19	591,300
		Sumitomo Mitsui Banking Corp. (Japan),
		Sub. Notes, 144A,
Aa3	1,600	5.625%, 7/29/49(g)	1,650,045
		USB Capital XIII Trust, Limited,
		Gtd. Notes,
A2	675	6.625%, 12/15/39	668,426
		Wachovia Bank, NA,
		Sub. Notes,
Aa3	460	6.600%, 1/15/38	486,857
		Woori Bank (South Korea),
		Sr. Unsec’d. Notes, 144A,
A2	730	7.000%, 2/2/15	803,735

			29,677,195

Brokerage 0.1%
		Blackstone Holdings Finance Co. LLC,
		Gtd. Notes, 144A,
A	600	6.625%, 8/15/19	603,980
		Lehman Brothers Holdings, Inc.,
		Sr. Unsec’d. Notes, MTN,
NR	745	6.875%, 5/2/18(k)	163,900

			767,880

Building Materials & Construction 1.6%
		American Standard, Inc.,
		Gtd. Notes,
BBB+(e)	855	7.625%, 2/15/10(b)	856,674
		Centex Corp.,
		Sr. Unsec’d. Notes,
B1	2,500	5.700%, 5/15/14	2,550,000
		Interline Brands, Inc.,
		Gtd. Notes,
B3	630	8.125%, 6/15/14	633,150
		KB Home, Gtd. Notes
B1	160	6.375%, 8/15/11	163,800
		Lennar Corp.,
		Gtd. Notes, Ser. B,
B3	1,140	5.950%, 10/17/11	1,154,250
		Masco Corp.,
		Sr. Unsec’d. Notes,
Ba2	965	7.125%, 8/15/13	1,027,739
		Toll Bros Finance Corp.,
		Gtd. Notes,
Ba1	1,885	5.150%, 5/15/15	1,819,115

			8,204,728

Cable 1.6%
		British Sky Broadcasting Group PLC (United Kingdom),
		Gtd. Notes, 144A,
Baa1	90	6.100%, 2/15/18	98,417
		Cablevision Systems Corp.,
		Sr. Notes, 144A,
B1	1,175	8.625%, 9/15/17	1,216,125
		Charter Communications Operating, LLC,

		Sec’d. Notes, 144A,
B1	1,480	8.000%, 4/30/12	1,546,601
		Comcast Cable Communications Holdings, Inc.,
		Gtd. Notes,
Baa1	475	9.455%, 11/15/22	637,424
		DIRECTV Holdings LLC,
		Gtd. Notes, 144A,
Ba2	1,150	4.750%, 10/1/14	1,199,307
		Time Warner Cable, Inc.,
		Gtd. Notes,
Baa2	1,050	5.850%, 5/1/17	1,122,731
Baa2	1,565	6.750%, 7/1/18	1,743,251
Baa2	255	8.250%, 2/14/14	302,926

			7,866,782

Capital Goods 1.1%
		Ashtead Holdings PLC (United Kingdom),
		Sec’d. Notes, 144A,
B2	700	8.625%, 8/1/15(b)	700,000
		Erac USA Finance Co.,
		Gtd. Notes, 144A,
		(Original cost $269,528; purchased 4/24/06 - 8/16/07)(f)(h)
Baa2	270	6.200%, 11/1/16	286,732
		Hutchison Whampoa Ltd. (Cayman Islands),
		Gtd. Notes, 144,
A3	1,510	4.625%, 9/11/15(b)	1,537,318
		Rockwell Automation, Inc.,
		Sr. Unsec’d. Notes,
A3	1,500	5.200%, 1/15/98	1,257,111
		Textron, Inc.,
		Sr. Unsec’d. Notes,
Baa3	800	7.250%, 10/1/19(b)	873,214
		Waste Management, Inc.,
		Gtd. Notes,
Baa3	650	6.375%, 3/11/15(b)	735,025

			5,389,400

Chemicals 1.0%
		Dow Chemical Co. (The),
		Sr. Unsec’d. Notes,
Baa3	950	5.900%, 2/15/15	1,030,079
Baa3	725	7.600%, 5/15/14	834,135
Baa3	850	8.550%, 5/15/19(b)	1,016,532
Baa3	475	9.400%, 5/15/39(b)	626,382
		Nova Chemicals Corp. (Canada),
		Sr. Unsec’d. Notes,
B1	620	6.500%, 1/15/12	623,100
		Union Carbide Corp.,
		Sr. Unsec’d Notes,
Ba2	850	7.500%, 6/1/25	790,500

			4,920,728

Consumer 0.4%
		Realogy Corp.,
		Gtd. Notes, PIK,
Ca	1,187	11.000%, 4/15/14	979,115
		Visant Holding Corp.,
		Sr. Notes,
B3	890	8.750%, 12/1/13	912,250

			1,891,365

Electric 3.8%
		AES Corp.,
		Sr. Sec’d. Notes, 144A,
Ba3	1,575	8.750%, 5/15/13	1,606,499
		CenterPoint Energy Houston Electric LLC,
		Gen. Ref. Mtge., Bonds, Ser. J2,
Baa1	750	5.700%, 3/15/13	810,517
		Consumers Energy Co.,
		First Mtge., Bonds, Ser. D,
A3	250	5.375%, 4/15/13	273,019
		Duke Energy Corp.,
		Sr. Unsec’d. Notes,
Baa2	1,250	6.300%, 2/1/14	1,401,291
		El Paso Electric Co.,
		Sr. Unsec’d. Notes,
Baa2	750	6.000%, 5/15/35	694,240
		Empresa Nacional de Electricidad SA (Chile),
		Unsub. Notes,
Baa3	185	8.350%, 8/1/13	215,810
		Enel Finance International SA (Luxembourg),
		Gtd. Notes, 144A,
A2	1,200	6.000%, 10/7/39	1,198,555
		Energy East Corp.,
		Sr. Unsec’d Notes,
A3	515	6.750%, 6/15/12 - 9/15/33	572,979
		Enersis SA (Chile),
		Sr. Unsec’d. Notes,
Baa3	1,000	7.375%, 1/15/14	1,116,044
		Exelon Corp.,
		Sr. Unsec’d Notes,
Baa1	125	4.900%, 6/15/15	131,254
		Exelon Generation Co. LLC,
		Sr. Unsec’d. Notes,
A3	750	6.200%, 10/1/17	826,232
A3	800	6.250%, 10/1/39	826,575
		Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
		Sr. Unsec’d. Notes, 144A
A2	1,891	6.250%, 6/17/14	2,055,431
		Mirant Americas Generation LLC,
		Sr. Unsec’d. Notes,
B3	1,420	8.300%, 5/1/11	1,446,624
		Mirant Mid-Atlantic LLC,
		Pass-Though Cert., Ser. A,
Ba1	969	8.625%, 6/30/12	998,415
		NiSource Finance Corp.,
		Gtd. Notes,
Baa3	355	5.450%, 9/15/20	353,661
		North American Energy Alliance LLC,
		Sr. Sec’d. Notes, 144A,
		(Original cost $586,434; purchased 9/22/09)(h)
Ba3	600	10.875%, 6/1/16	645,000
		Oncor Electric Delivery Co.,
		First Mtge.,
Baa1	545	6.800%, 9/1/18	612,359
		Orion Power Holdings, Inc.,
		Sr. Unsec’d. Notes,
Ba3	2,603	12.000%, 5/1/10	2,635,537
		TransAlta Corp. (Canada),
		Sr. Unsec’d. Notes,
Baa2	725	6.650%, 5/15/18	785,362

			19,205,404

Energy - Integrated 0.7%
		Cenovus Energy, Inc. (Canada),
		Sr. Notes, 144A,
Baa2	1,250	6.750%, 11/15/39	1,388,978

		Hess Corp., Sr. Unsec’d. Notes,
Baa2	175	6.000%, 1/15/40	173,765
Baa2	400	8.125%, 2/15/19(b)	488,004
		TNK-BP Finance SA (Luxembourg),
		Gtd. Notes, 144A,
Baa2	1,500	6.625%, 3/20/17	1,481,249

			3,531,996

Energy - Other 0.9%
		Dolphin Energy Ltd. (United Arab Emirates),
		Sr. Sec’d. Notes, 144A,
Aa3	1,436	5.888%, 6/15/19	1,435,500
		Marathon Oil Canada Corp. (Canada),
		Gtd. Notes,
Baa1	470	8.375%, 5/1/12	532,550
		Pioneer Natural Resources Co.,
		Sr. Unsec’d. Notes,
Ba1	700	6.875%, 5/1/18	687,674
		XTO Energy, Inc.,
		Sr. Unsec’d. Notes,
Baa2	1,545	6.250%, 4/15/13	1,728,905

			4,384,629

Foods 1.9%
		Anheuser-Busch InBev Worldwide, Inc.,
		Gtd. Notes, 144A,
Baa2	800	6.875%, 11/15/19	907,571
		Constellation Brands, Inc.,
		Ser. B., Gtd. Notes,
B2	1,085	8.125%, 1/15/12	1,085,000
		Kraft Foods, Inc.,
		Sr. Unsec’d. Notes,
Baa2	1,155	6.125%, 2/1/18	1,236,623
		Mead Johnson & Co.,
		Sr. Unsec’d. Notes, 144A,
Baa1	450	3.500%, 11/1/14	450,766
		Ralcorp Holdings Corp.,
		Sr. Notes, 144A,
Baa3	980	6.625%, 8/15/39	971,810
		Stater Brothers Holdings, Inc.,
		Gtd. Notes,
B2	1,300	8.125%, 6/15/12	1,313,000
		Tyson Foods, Inc.,
		Gtd. Notes,
Ba3	2,425	7.850%, 4/1/16	2,546,250
		Sr. Unsec’d. Notes,
B2	400	8.250%, 10/1/11(b)	430,000
		Yum! Brands, Inc.,
		Sr. Unsec’d. Notes,
Baa3	420	8.875%, 4/15/11	453,405

			9,394,425

Gaming 0.2%
		MGM Mirage, Inc.,
		Sr. Sec’d. Notes, 144A,
B1	395	10.375%, 5/15/14	433,513
B1	395	11.125%, 11/15/17(b)	444,375

			877,888

Health Care & Pharmaceutical 1.4%
		Apria Healthcare Group, Inc.,
		Sr. Sec’d. Notes, 144A,
		(Original cost $594,666; purchased 8/10/09)(f)(h)
B1	600	12.375%, 11/1/14	646,500
		CareFusion Corp.,
		Sr. Unsec’d. Notes, 144A,
Baa3	450	6.375%, 8/1/19	494,889
		Express Scripts, Inc.,
		Gtd. Notes,
Baa3	1,000	6.250%, 6/15/14	1,120,733
		HCA, Inc.,
		Sr. Unsec’d. Notes, MTN,
Caa1	1,200	8.700%, 2/10/10	1,200,634
		Hospira, Inc.,
		Sr. Unsec’d. Notes,
Baa3	1,400	5.550%, 3/30/12	1,503,322
		McKesson Corp.,
		Sr. Unsec’d. Notes,
Baa3	1,000	6.500%, 2/15/14	1,124,732
		Senior Housing Properties Trust,
		Sr. Unsec’d. Notes,
Ba1	900	8.625%, 1/15/12	933,750
		Wyeth,
		Sr. Unsec’d. Notes,
A1	185	6.450%, 2/1/24	207,005

			7,231,565

Health Care Insurance 1.0%
		Aetna, Inc.,
		Sr. Unsec’d. Notes,
A3	725	6.750%, 12/15/37	814,503
		Cigna Corp.,
		Sr. Unsec’d. Notes,
Baa2	965	5.375%, 3/15/17	987,083
		Coventry Health Care, Inc.,
		Sr. Unsec’d. Notes,
Ba1	2,100	6.125%, 1/15/15(b)	2,096,817
		United Health Group, Inc.,
		Sr. Unsec’d. Notes,
Baa1	1,000	6.000%, 6/15/17	1,093,900

			4,992,303

Insurance 2.5%
		Allied World Assurance Co. Holdings Ltd. (Bermuda),
		Sr. Unsec’d. Notes,
Baa1	890	7.500%, 8/1/16(m)	968,764
		American International Group, Inc.,
		Sr. Unsec’d. Notes,
A3	625	4.250%, 5/15/13	576,951
A3	200	5.050%, 10/1/15	166,585
		Sr. Unsec’d. Notes, MTN,
A3	1,300	5.850%, 1/16/18(m)	1,043,650
		Axis Capital Holdings Ltd. (Bermuda),
		Sr. Unsec’d Notes,
Baa1	2,350	5.750%, 12/1/14	2,469,998
		Chubb Corp.,
		Jr. Sub. Notes,
A3	550	6.375%, 3/29/67(g)	528,000
		Lincoln National Corp.,
		Sr. Unsec’d. Notes,

Baa2	800	8.750%, 7/1/19	972,216
		Massachusetts Mutual Life Insurance Co.,
		Sub. Notes, 144A,
A1	550	8.875%, 6/1/39	711,262

		MetLife, Inc.,
		Sr. Unsec’d. Notes,
A3	750	7.717%, 2/15/19	899,673
		Progressive Corp.,
		Jr. Sub. Notes,
A2	365	6.700%, 6/15/37(g)	335,800
		Teachers Insurance & Annuity Association of America,
		Notes, 144A,
Aa2	830	6.850%, 12/16/39	894,549
		Travelers Co., Inc. (The),
		Jr. Sub. Notes,
A3	400	6.250%, 3/15/37(g)	376,143
		XL Capital Finance Europe PLC (United Kingdom),
		Gtd. Notes,
Baa2	2,500	6.500%, 1/15/12	2,652,161
		XL Capital Ltd. (Cayman Islands),
		Jr. Sub. Notes, Ser. E,
Ba1	260	6.500%, 12/31/49(g)	197,600
		Sr. Unsec’d. Notes,
Baa2	25	5.250%, 9/15/14	25,977

			12,819,329

Lodging 0.5%
		Felcor Lodging Trust, Inc.,
		Sr. Sec’d. Notes, 144A,
B2	900	10.000%, 10/1/14(b)	891,000
		Starwood Hotels & Resorts Worldwide, Inc.,
		Gtd. Notes,
Ba1	1,140	7.875%, 5/1/12	1,214,100
		Sr. Unsec’d. Notes,
Ba1	380	6.250%, 2/15/13	390,925

			2,496,025

Media & Entertainment 2.8%
		CBS Corp.,
		Gtd. Notes,
Baa3	1,700	8.200%, 5/15/14(b)	1,973,992
		Gannett Co., Inc.,
		Sr. Unsec’d. Notes,
Ba2	835	5.750%, 6/1/11	843,350
Ba2	500	6.375%, 4/1/12	502,500
		Historic TW, Inc.,
		Gtd. Notes,
Baa2	483	6.625%, 5/15/29	513,846
		News America, Inc.,
		Gtd. Notes,
Baa1	550	7.625%, 11/30/28	627,094
		Gtd. Notes, 144A,
Baa1	1,400	6.900%, 8/15/39	1,549,426
		R.R. Donnelley & Sons Co.,
		Sr. Unsec’d. Notes,
Baa3	2,400	4.950%, 4/1/14	2,416,878
Baa3	1,800	8.600%, 8/15/16	2,014,717
		Time Warner Cos., Inc.,
		Gtd. Notes,
Baa2	720	6.950%, 1/15/28	789,664
		Viacom, Inc.,

		Sr. Unsec’d. Notes,
Baa2	1,015	4.250%, 9/15/15	1,045,744
Baa2	315	4.375%, 9/15/14	328,722
Baa2	460	6.750%, 10/5/37	493,988
Baa2	230	6.875%, 4/30/36	249,084
		Vivendi (France),
		Sr. Unsec’d. Notes, 144A,
Baa2	750	5.750%, 4/4/13	811,432

			14,160,437

Metals 1.8%
		AK Steel Corp.,
		Gtd. Notes,
Ba3	2,165	7.750%, 6/15/12	2,175,824
		ArcelorMittal SA (Luxembourg),
		Sr. Unsec’d. Notes,
Baa3	550	6.125%, 6/1/18(b)	572,335
		Freeport-McMoRan Copper & Gold, Inc.,
		Sr. Unsec’d. Notes,
Ba2	795	8.375%, 4/1/17	864,563
		Newmont Mining Corp.,
		Gtd. Notes,
Baa2	775	6.250%, 10/1/39	780,466
		Rio Tinto Finance USA Ltd. (Australia),
		Gtd. Notes,
Baa1	990	9.000%, 5/1/19	1,264,138
		Teck Resources Ltd. (Canada),
		Sr. Sec’d. Notes,
Ba2	175	10.250%, 5/15/16	199,938
Ba2	600	10.750%, 5/15/19	706,500
		United States Steel Corp.,
		Sr. Unsec’d. Notes,
Ba3	700	7.000%, 2/1/18	674,769
		Vale Overseas Ltd. (Cayman Islands),
		Gtd. Notes,
Baa2	285	6.875%, 11/21/36	293,369
Baa2	455	6.875%, 11/10/39	464,615
		Xstrata Finance Canada Ltd. (Canada),
		Gtd. Notes, 144A,
Baa2	900	5.500%, 11/16/11	953,337

			8,949,854

Non-Captive Finance 3.1%
		Block Financial LLC,
		Gtd. Notes,
Baa1	2,125	7.875%, 1/15/13	2,429,674
		Bosphorus Financial Service Ltd. (Cayman Islands),
		Sr. Sec’d. Notes, Reg.-S,
A3	560	2.0725%, 2/15/12	534,949
		GATX Corp.,
		Sr. Unsec’d. Notes,
Baa1	3,500	4.750%, 10/1/12	3,636,552
		General Electric Capital Australia Funding Pty. Ltd. (Australia),
		Gtd. Notes, MTN,
Aa2	1,090	6.000%, 4/15/15	905,013
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes, MTN,
Aa2	2,900	6.000%, 8/7/19(a)	3,001,741
		HSBC Finance Capital Trust IX,
		Gtd. Notes,
Baa1	900	5.911%, 11/30/35(g)	759,375
		Nelnet, Inc.,
		Jr. Sub. Notes,

Ba2	1,750	7.400%, 9/29/36(g)	1,351,861
		Preferred Term Securities X Ltd. (Cayman Islands),
		Sr. Sec’d. Notes, 144A,
A2	867	0.971%, 7/3/33(f)(g)	451,028
		SLM Corp.,
		Sr. Unsec’d Notes, MTN,
Ba1	1,450	5.050%, 11/14/14	1,279,571
Ba1	1,100	8.450%, 6/15/18	1,078,000

			15,427,764

Packaging 0.9%
		Ball Corp.,
		Gtd. Notes,
Ba1	490	7.125%, 9/1/16	510,825
		Greif, Inc.,
		Sr. Unsec’d. Notes,
Ba2	1,310	7.750%, 8/1/19	1,352,575
		Reynolds Group Escrow LLC,
		Sr. Sec’d. Notes, 144A,
B1	525	7.750%, 10/15/16	528,938
		Sealed Air Corp.,
		Sr. Unsec’d. Notes, 144A,
Baa3	2,300	5.625%, 7/15/13	2,369,257

			4,761,595

Paper 1.2%
		Cascades, Inc., (Canada),
		Sr. Notes, 144A,
Ba3	750	7.750%, 12/15/17	765,000
		Georgia-Pacific LLC,
		Sr. Unsec’d. Notes,
B2	1,440	8.125%, 5/15/11(b)	1,515,600
		International Paper Co.,
		Sr. Unsec’d. Notes,
Baa3	350	7.300%, 11/15/39	377,395
Baa3	600	7.500%, 8/15/21	681,099
		MeadWestvaco Corp.,
		Sr. Unsec’d. Notes,
Ba1	1,650	7.375%, 9/1/19	1,830,898
		RockTenn Co.,
		Sr. Notes,
Ba2	1,000	8.200%, 8/15/11	1,052,500

			6,222,492

Pipelines & Other 0.6%
		Kinder Morgan Energy Partners LP,
		Sr. Unsec’d. Notes,
Baa2	520	6.500%, 9/1/39(b)	541,724
Baa2	520	7.300%, 8/15/33	583,347
		Plains All American Pipeline LP,
		Gtd. Notes,
Baa3	400	4.250%, 9/1/12	418,497
		Sempra Energy, Sr.
		Unsec’d. Notes,
Baa1	750	6.500%, 6/1/16	837,955
		Sonat, Inc.,
		Sr. Unsec’d. Notes,
Ba3	790	7.625%, 7/15/11	823,913

			3,205,436

Real Estate Investment Trust 1.6%
		Country Garden Holdings Co. (Cayman Islands),
		Sr. Notes, 144A,

Ba3	475	11.750%, 9/10/14	479,750
		Hospitality Prop Trust,
		Sr. Unsec’d. Notes,
Baa2	1,100	7.875%, 8/15/14	1,183,812
		Post Apartment Homes LP,
		Sr. Unsec’d. Notes,
Baa3	665	5.450%, 6/1/12	665,682
		ProLogis, Sr. Unsec’d. Notes,
Baa2	700	7.375%, 10/30/19(b)	725,329
		Realty Income Corp.,
		Sr. Unsec’d. Notes,
Baa1	600	6.750%, 8/15/19	611,368
		Simon Property Group LP,
		Sr. Unsec’d. Notes,
A3	550	4.200%, 2/1/15	558,862
A3	1,250	5.300%, 5/30/13	1,337,438
A3	600	10.350%, 4/1/19	781,309
		WEA Finance LLC, Gtd. Notes, 144A,
A2	1,450	5.750%, 9/2/15	1,556,397

			7,899,947

Retailers 1.4%
		CVS Caremark Corp.,
		Sr. Unsec’d. Notes,
Baa2	1,225	6.125%, 9/15/39	1,212,503
		GameStop Holdings Corp., Gtd. Notes,
Ba1	1,826	8.000%, 10/1/12	1,871,650
		Macy’s Retail Holdings, Inc., Gtd. Notes
Ba2	400	5.350%, 3/15/12	408,000
Ba2	2,768	5.875%, 1/15/13	2,844,120
		Target Corp.,
		Sr. Unsec’d. Notes,
A2	725	7.000%, 1/15/38	834,709

			7,170,982

Technology 2.2%
		Advanced Micro Devices, Inc.,
		Sr. Unsec’d. Notes, 144A,
B2	540	8.125%, 12/15/17	542,700
		Affiliated Computer Services, Inc.,
		Sr. Unsec’d Notes,
Ba2	2,268	4.700%, 6/1/10	2,276,505
		Amphenol Corp.,
		Sr. Unsec’d. Notes,
Baa3	950	4.750%, 11/15/14	971,945
		Arrow Electronics, Inc.,
		Sr. Unsec’d. Notes,
Baa3	1,250	6.000%, 4/1/20	1,282,388
		Fiserv, Inc., Gtd. Notes,
Baa2	500	6.125%, 11/20/12	553,414
		Motorola, Inc., Sr. Unsec’d. Notes,
Baa3	31	8.000%, 11/1/11	33,508

		Seagate Technology HDD Holdings (Cayman Island), Gtd. Notes,
Ba3	990	6.375%, 10/1/11	1,022,175
		Sensata Technologies BV (Netherlands), Gtd. Notes,
Caa2	1,630	8.000%, 5/1/14	1,609,625
		STATS ChipPAC Ltd., Gtd. Notes,
Ba1	900	6.750%, 11/15/11	911,250
		Sungard Data Systems, Inc., Gtd. Notes,
Caa1	930	10.250%, 8/15/15(b)	964,875
		Xerox Corp., Sr. Unsec’d. Notes,
Baa2	1,050	4.250%, 2/15/15(b)	1,068,654

			11,237,039

Telecommunications 2.8%
		AT&T Corp., Sr. Unsec’d. Notes,
A2	1,460	6.550%, 2/15/39	1,549,256
		British Telecommunications PLC (United Kingdom),
		Sr. Unsec’d. Notes,
Baa2	150	9.625%, 12/15/30	192,092
		Cellco Partnership/Verizon Wireless Capital LLC,
		Sr. Unsec’d. Notes,
A2	615	8.500%, 11/15/18	775,996
		Crown Castle GS III Corp.,
		Sr. Sec’d. Notes, 144A,
Baa3	1,100	7.750%, 5/1/17	1,185,250
		Embarq Corp., Sr. Unsec’d Notes, (Original cost $4,220,594; purchased 5/12/06 - 1/12/09)(f)(h)
Baa3	4,350	7.082%, 6/1/16	4,828,738
		Qwest Capital Funding, Inc., Gtd. Notes,
B1	200	7.250%, 2/15/11	203,500
		Qwest Corp.,
		Sr. Unsec’d Notes,
Ba1	500	7.625%, 6/15/15	528,750
Ba1	250	7.875%, 9/1/11	261,875
Ba1	700	8.375%, 5/1/16	766,500
		Sprint Capital Corp., Gtd. Notes,
Ba3	1,680	7.625%, 1/30/11(b)	1,703,100
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	540	4.875%, 10/1/10	553,129
		Verizon Communications, Inc.,
		Sr. Unsec’d. Notes,
A3	900	6.350%, 4/1/19(m)	996,094
		Windstream Corp., Gtd. Notes, 144A,
Ba3	425	7.875%, 11/1/17	419,688

			13,963,968

Tobacco 0.7%
		Altria Group, Inc., Gtd. Notes,
Baa1	1,500	9.950%, 11/10/38(m)	1,984,023
		Lorillard Tobacco Co., Sr. Unsec’d. Notes,
Baa2	725	8.125%, 6/23/19	795,531

		Reynolds American, Inc., Gtd. Notes,
Baa3	650	6.750%, 6/15/17	693,031

			3,472,585

		Total corporate bonds	227,697,250

FOREIGN AGENCIES 2.0%
		China Development Bank Corp. (China),
		Sr. Unsec’d. Notes,
A1	100	5.000%, 10/15/15	107,375
		DP World Ltd. (United Arab Emirates),
		Sr. Unsec’d. Notes, Reg. –S.,
Ba1	1,770	6.850%, 7/2/37	1,345,200
		Sr. Unsec’d. Notes, 144A,
Ba1	80	6.850%, 7/2/37	62,341
		Export-Import Bank of China (China),
		Unsec’d Notes, 144A,
A1	100	4.875%, 7/21/15	106,489
		Export-Import Bank of Korea (South Korea),
		Sr. Unsec’d. Notes,
A2	905	5.875%, 1/14/15	971,723
A2	325	8.125%, 1/21/14	376,845
		Gaz Capital SA (Luxembourg),
		Sr. Unsec’d. Notes, Reg. –S.,
Baa1	200	8.125%, 7/31/14	217,020
Baa1	765	9.250%, 4/23/19	872,100
		Sr. Unsec’d. Notes, 144A,
Baa1	1,765	9.250%, 4/23/19	2,012,099
		Sr. Unsec’d. Notes, 144A, (Original cost $1,055,000; purchased 7/22/09)
Baa1	1,055	8.125%, 7/31/14(b)	1,145,994
		Gazprom International SA (Luxembourg), Gtd. Notes, 144A,
BBB+(e)	207	7.201%, 2/1/20	213,376
		Korea Expressway Corp. (South Korea),
		Sr. Unsec’d. Notes, 144A,
A2	1,050	4.500%, 3/23/15	1,059,155
		National Power Corp. (Philippines), Gtd. Notes, 144A,
BB-(e)	1,390	4.517%, 8/23/11(g)	1,445,600
		Pemex Project Funding Master Trust, Gtd. Notes (Mexico),
Baa1	100	6.625%, 6/15/35	93,023
		Petroleum Export Ltd. (Cayman Islands),
		Sr. Sec’d. Notes, 144A,
Ba1	44	5.265%, 6/15/11	43,219
		Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar),
		Sr. Sec’d. Notes, 144A, (Original cost $250,000; purchased 8/4/05)(f)(h)
Aa2	250	5.298%, 9/30/20	251,593

		Total foreign agencies	10,323,152

MORTGAGE BACKED SECURITIES 9.9%
		Federal Home Loan Mortgage Corp.
	5	3.389%, 7/1/30	4,740
	210	4.500%, 2/1/19	221,603
	1,837	5.500%, 10/1/33 - 7/1/34	1,978,824
	2,406	6.000%, 2/1/16 - 12/1/36	2,603,875
	629	6.500%, 3/1/16 - 11/1/33	684,909
	257	7.000%, 9/1/32	284,288
	34	8.500%, 8/1/24 - 11/1/24	39,474
		Federal National Mortgage Association,
	111	1.881%, 9/1/40	111,073
	23	3.043%, 9/1/31	23,828
	72	3.570%, 5/1/36	72,426
	2,313	4.000%, 5/1/19 - 3/1/20	2,379,943
	2,609	4.500%, 6/1/18 - 8/1/33	2,746,539
	33	4.518%, 1/1/28	33,963
	3,595	5.000%, 9/1/17 - 12/1/19	3,830,049
	20,340	5.500%, 3/1/16 - 6/1/34	21,664,905
	7,308	6.000%, 5/1/16 - 6/1/37	7,890,716
	2,706	6.500%, 12/1/17 - 11/1/33	2,953,828
	180	7.000%, 3/1/32 - 6/1/32	198,913
		Government National Mortgage Association,
	15	4.125%, 11/20/29	15,863
	82	4.375%, 5/20/30	85,075
	184	5.500%, 8/15/33	195,726
	309	6.000%, 1/15/33 - 12/15/33	333,365
	1,389	6.500%, 9/15/32 - 7/15/38	1,505,043
	1	8.000%, 8/20/31	1,209
	1	8.500%, 6/15/30	1,268

		Total mortgage backed securities	49,861,445

MUNICIPAL BONDS 0.7%

California 0.5%
		State of California, G.O.,
		Build America Bonds,
Baa1	1,300	7.300%, 10/1/39	1,232,790
Baa1	825	7.550%, 4/1/39	815,290
		University of CA Rev.,
		Build America Bonds,
Aa1	500	5.770%, 5/15/43	499,950

			2,548,030

New Jersey 0.2%
		New Jersey St. Tpk. Auth. Rev., Ser. F,
		Build America Bonds,
A3	750	7.414%, 1/1/40	877,770

		Total municipal bonds	3,425,800

RESIDENTIAL MORTGAGE BACKED SECURITIES 4.9%
		ACE Securities Corp.,
		Ser. 2004-FM, Class M1,
Aa2	556	1.1306%, 9/25/33(g)	443,499

		Ser. 2004-OP1, Class M1,
Aa2	387	0.751%, 4/25/34(g)	301,906
		Aegis Asset Backed Securities Trust,
		Ser. 2003-1, Class M1,
Baa3	433	1.806%, 5/25/33(g)	216,329
		Ameriquest Mortgage Securities, Inc.,
		Ser. 2001-2, Class M3,
Baa2	167	3.156%, 10/25/31(g)	97,399
		Amortizing Residential Collateral Trust,
		Ser. 2002-BC7, Class M2,
CC(e)	33	1.581%, 10/25/32(g)	2,508
		Ser. 2002-BC8, Class A3,
Aaa	796	1.231%, 11/25/32(g)	653,333
		Argent Securities, Inc.,
		Ser. 2003-W10, Class M2,
Baa3	482	2.706%, 1/25/34(g)	234,962
		Ser. 2003-W2, Class M4,
Baa1	600	5.856%, 9/25/33(g)	403,062
		Asset Backed Funding Certificates,
		Ser. 2004-OPT1, Class M1,
Aa2	960	1.281%, 8/25/33(g)	716,926
		Asset Backed Securities Corp. Home Equity,
		Ser. 2003-HE3, Class M1,
Aa3	728	1.478%, 6/15/33(g)	557,776
		Bear Stearns Asset Backed Securities Trust,
		Ser. 2002-2 Class A2,
Aaa	254	1.431%, 10/25/32(g)	226,694
		Ser. 2004-HE2, Class M1,
Aa2	1,087	0.831%, 3/25/34(g)	770,497
		CDC Mortgage Capital Trust,
		Ser. 2002-HE3, Class M2,
Ca	87	3.606%, 3/25/33(g)	5,663
		Centex Home Equity,
		Ser. 2005-C, Class M1,
Aa1	1,000	0.661%, 6/25/35(g)	744,721
		Citicorp Residential Mortgage Securities, Inc.,
		Ser. 2006-2, Class A5,
Aa2	1,000	6.036%, 9/25/36	880,994
		Countrywide Asset-Backed Certificates,
		Ser. 2004-12, Class MV3,
Aa3	650	0.891%, 3/25/35(g)	515,733
		CS First Boston Mortgage Securities Corp.,
		Ser. 2002-HE4, Class M2,
B2	39	2.481%, 8/25/32(g)	9,852
		Equity One ABS, Inc., Ser. 2004-3, Class M1,
Aa2	322	5.700%, 7/25/34	249,780
		FBR Securitization Trust,
		Ser. 2005-2, Class M1,
A1	1,400	0.711%, 9/25/35(g)	1,056,439
		First Franklin Mortgage Loan Asset Backed Certificates,
		Ser. 2005-FF6, Class M2,
A1	640	0.671%, 5/25/36(g)	259,079
		Ser. 2005-FFH1, Class M2,
Ba3	940	0.751%, 6/25/36(g)	91,306
		Fremont Home Loan Trust,
		Ser. 2003-B, Class M1,
Aa3	190	1.281%, 12/25/33(g)	143,222

		GSAMP Trust,
		Ser. 2004-FM1, Class M1,
Aaa	1,899	1.206%, 11/25/33(g)	1,590,142
		HFC Home Equity Home Loan Asset Backed Certificates,
		Ser. 2004-1, Class A,
Aaa	920	0.581%, 9/20/33(g)	806,180
		Ser. 2006-1, Class M1,
Aa1	980	0.511%, 1/20/36(g)	842,004
		Home Equity Asset Trust,
		Ser. 2003-5, Class M1,
Baa1	592	1.281%, 12/25/33(g)	472,047
		HSI Asset Securitization Corp. Trust,
		Ser. 2006-HE2, Class 2A1,
Caa2	49	0.281%, 12/25/36(g)	38,894
		Long Beach Mortgage Loan Trust,
		Ser. 2004-01, Class M1,
Aa1	1,610	0.731%, 2/25/34(g)	1,172,658
		Ser. 2004-4, Class 1A1,
AAA(e)	14	0.511%, 10/25/34(g)	11,072
		Merrill Lynch Mortgage Investors Trust,
		Ser. 2004-OPT1, Class A2A,
AAA(e)	664	0.591%, 6/25/35(g)	514,819
		Ser. 2004-OP1, Class A1A,
AAA(e)	1,674	0.491%, 6/25/35(g)	1,333,281
		Morgan Stanley ABS Capital I,
		Ser. 2003-HE1, Class M1,
Aa2	527	1.431%, 5/25/33(g)	399,663
		Ser. 2004-OP1, Class M1,
Aa1	1,650	0.811%, 11/25/34(g)	1,263,013
		Ser. 2004-WMC1, Class M1,
Aa1	1,384	1.161%, 6/25/34(g)	1,008,423
		Ser. 2004-NC1, Class M1,
Aa2	1,009	0.931%, 12/27/33(g)	817,988
		Ser. 2004-WMC2, Class M1,
Aa1	1,472	1.146%, 7/25/34(g)	1,140,700
		New Century Home Equity Loan Trust,
		Ser. 2003-4, Class M1,
Aa2	1,698	1.356%, 10/25/33(g)	1,310,339
		Ser. 2004-4, Class M1,
Aa1	1,491	0.741%, 2/25/35(g)	1,344,126
		Residential Asset Mortgage Products, Inc.,
		Ser. 2004-RS12, Class MII2,
Aa3	391	1.031%, 12/25/34(f)(g)	356,928
		Residential Asset Securities Corp.,
		Ser. 2004-KS1, Class AI5,
Aaa	400	5.221%, 2/25/34	337,891
		Ser. 2005-EMX4, Class A3,
Aa1	890	0.571%, 11/25/35(g)	691,636
		Saxon Asset Securities Trust,
		Ser. 2002-2, Class M2,
Baa1	234	1.956%, 8/25/32(g)	102,229
		Ser. 2002-3, Class M1,
Aaa	217	1.356%, 12/25/32(g)	179,085
		Securitized Asset Backed Receivables LLC Trust,
		Ser. 2006-FR1, Class M1,
Caa1	900	0.631%, 11/25/35(g)	52,966

		Structured Asset Investment Loan Trust,
		Ser. 2003-BC8, Class 3A3,
Aaa	647	1.131%, 8/25/33(g)	507,415
		Structured Asset Securities Corp.,
		Ser. 2002-HF2, Class M3,
BBB(e)	346	3.231%, 7/25/32(f)(g)	174,592

		Total residential mortgage backed securities	25,049,771

SOVEREIGNS 1.8%
		Hungary Government Bond (Hungary),
		Bonds, Ser. 15/A,
Baa1	226,630	8.000%, 2/12/15	1,186,537
		Ser. 19/A,
Baa1	245,830	6.500%, 6/24/19	1,150,173
		Jamaica Government Bond (Jamaica),
		Sr. Unsub. Notes,
Caa1	255	11.000%, 7/27/12	328,809
		Mexico Government International Bond (Mexico),
		Sr. Unsec’d. Notes, MTN,
Baa1	1,000	8.000%, 9/24/22	1,230,000
		Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A,
Baa3	439	Zero, 5/31/18(i)	339,430
		Poland Government Bond (Poland), Bonds,
		Ser. 1015,
A2	3,110	6.250%, 10/24/15	1,097,898
		Ser. 1019,
A(e)	3,660	5.500%, 10/25/19	1,198,878
		Sr. Unsec’d. Notes,
A2	550	6.375%, 7/15/19	595,061
		Qatar Government International Bond, (Qatar), Sr. Notes, 144A,
Aa2	810	6.400%, 1/20/40	803,925
		South Africa Government International Bond (South Africa),
		Sr. Unsec’d. Notes,
A3	600	7.375%, 4/25/12	657,000
		Ukraine Government International Bond (Ukraine), Bonds, Reg.–S,
B2	490	6.385%, 6/26/12	455,749

		Total sovereigns	9,043,460

STRUCTURED NOTE 0.3%
		Dow Jones CDX High Yield, Pass-Thru Certs.,
		Ser. 5-T3, 144A,
Caa3	1,542	8.250%, 12/29/10	1,628,381

U.S. GOVERNMENT TREASURY SECURITIES 5.0%
		United States Treasury Bond Strip Coupon,
Aaa	3,500	4.570%, 11/15/24(j)	1,781,976
		United States Treasury Bonds,
Aaa	7,490	4.500%, 8/15/39	7,480,638
		United States Treasury Notes,
Aaa	5,095	2.250%, 1/31/15	5,071,104
Aaa	7,555	2.625%, 12/31/14(b)	7,665,379

Aaa	3,490	3.375%, 11/15/19(b)	3,422,922

		Total U.S. government treasury securities	25,422,019

		Total long-term investments (cost $451,989,740)	468,528,597

	Shares
SHORT-TERM INVESTMENTS 10.6%
AFFILIATED MUTUAL FUNDS
	2,810,444	Dryden Core Investment Fund - Short Term Bond Series (cost $27,895,003)(d)	24,422,760
	29,204,508	Dryden Core Investment Fund - Taxable Money Market Series (cost $29,204,508; includes $19,802,286 of cash collateral received for securities on loan)(c)(d)	29,204,508

		Total affiliated mutual funds (cost $57,099,511)	53,627,268

	Total Investments, Before Security Sold Short 103.3% (cost $509,089,251)		522,155,865

	Principal Amount (000) #
SECURITY SOLD SHORT (1.7%)
MORTGAGE BACKED SECURITY
	$8,000	Federal National Mortgage Association, 5.50%, TBA 30 YR (proceeds $8,376,250)	(8,473,752)

		Total Investments, Net of Security Sold Short 101.6% (cost $500,713,001)(l)(n)	513,682,113

		Liabilities in excess of other assets(o) (1.6%)	(8,270,710)

		Net Assets 100.0%	$505,411,403

The following abbreviations are used in portfolio descriptions:

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AUD Australian Dollar

CAD Canadian Dollars

EUR Euro

GBP British Pound

G.O. General Obligation

HUF Hungarian Forint

MTN Medium Term Note

NR Not rated by Moody’s or Standard & Poor’s

NZD Norwegian Krone

NOK New Zealand Dollar

SEK Swedish Krona

PIK Payment-In-Kind

PLN Polish Zloty

TBA—To Be Announced Security

#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
†	The ratings reflected are as of January 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or portion of security segregated as collateral for financial futures contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $19,322,891; cash collateral of $19,802,286 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represent security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Standard & Poor’s rating.
(f)	Indicates securities that have been deemed illiquid.
(g)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2010.
(h)	Indicates a restricted security; the aggregate cost of such securities is $5,921,222. The aggregate value of $6,658,563 is approximately 1.3% of net assets.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(j)	Rate shown reflects the effective yield at January 31, 2010.
(k)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(l)	As of January 31, 2010, 2 securities representing $1,223,278 and 0.2% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(m)	Security segregated as collateral for swap contracts.
(n)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 509,046,030	$27,337,382	$(14,227,547)	$13,109,835

(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, forward foreign currency exchange contracts and interest rate and credit default swaps as follows:

Open futures contracts outstanding January 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2010	Unrealized Appreciation(1)
	Long Positions:
8	Euro Bond	Mar. 2010	$1,365,309	$1,368,532	$3,223
197	U.S. Treasury 2 Yr. Note	Mar. 2010	42,785,572	42,936,766	151,194
7	U.S. Treasury 5 Yr. Note	Mar. 2010	812,173	815,227	3,054
92	U.S. Treasury 10 Yr. Note	Mar. 2010	10,866,176	10,870,375	4,199
192	U.S. Long Bond	Mar. 2010	22,114,633	22,812,000	697,367
38	U.S. Ultra Long Bond	Mar. 2010	4,675,599	4,726,250	50,651

					$909,688

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January, 31, 2010.

Forward foreign currency exchange contracts outstanding at January 31, 2010:

Foreign Currency Contracts	Counterparty		Contracts to Deliver	Payable at Settlement Date	Value at January 31, 2010	Unrealized Appreciation/ (Depreciation)(1)

Purchased:
Australian Dollar
expiring 02/19/10	JPMorgan Chase Securities	AUD	559,657	$503,700	$494,183	$(9,517)
Canadian Dollar
expiring 02/18/10	CitiBank	CAD	982,896	956,783	919,218	(37,565)
Euro
expiring 02/23/10	Morgan Stanley & Co., Inc.	EUR	514,332	725,049	713,085	(11,964)
New Zealand Dollar
expiring 02/19/10	UBS AG	NZD	993,181	730,455	696,065	(34,390)
Norwegian Krone
expiring 02/22/10	UBS AG	NOK	7,358,445	1,285,974	1,241,184	(44,790)
Pound Sterling
expiring 02/23/10	CitiBank	GBP	993,564	1,616,948	1,587,951	(28,997)
Swedish Krona
expiring 02/22/10	Goldman Sachs LP	SEK	5,253,378	741,204	711,013	(30,191)
expiring 02/22/10	UBS AG	SEK	4,738,668	656,800	641,350	(15,450)

						$(212,864)

Sold:
Australian Dollar
expiring 02/19/10	CitiBank	AUD	210,253	$193,356	$185,655	$7,701
expiring 02/19/10	UBS AG	AUD	836,589	752,700	738,716	13,984
expiring 02/19/10	JPMorgan Chase Securities	AUD	567,856	503,700	501,422	2,278
Euro
expiring 02/23/10		EUR	266,590	375,300	369,608	5,692
expiring 02/23/10	UBS AG	EUR	281,444	394,500	390,202	4,298
Hungarian Forint
expiring 02/22/10	CitiBank	HUF	346,394,961	1,840,177	1,765,004	75,173
Polish Zloty
expiring 02/22/10	CitiBank	PLN	4,471,912	1,587,135	1,528,780	58,355
Pound Sterling
expiring 02/23/10	JPMorgan Chase Securities	GBP	623,257	1,003,600	996,112	7,488
expiring 02/23/10	JPMorgan Chase Securities	GBP	409,492	655,200	654,464	736
Swedish Krona
expiring 02/22/10	UBS AG	SEK	5,440,342	752,700	736,318	16,382
expiring 02/22/10	CitiBank	SEK	4,467,914	604,800	604,705	95

						$192,182

						$(20,682)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2010.

Interest rate swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(c)
Deutsche Bank AG(a)	5/31/2014	$8,935	2.513%	3 month LIBOR	$14,127	$—	$14,127
Citibank N.A.(b)	8/15/2025	11,400	4.465%	3 month LIBOR	(294,649)	—	(294,649)
Citibank N.A.(b)	2/15/2036	2,590	4.484%	3 month LIBOR	(21,125)	—	(21,125)
JPMorgan Chase Bank, N.A.(b)	11/15/2024	1,696	4.587%	3 month LIBOR	(54,900)	—	(54,900)

					$(356,547)	$—	$(356,547)

(a)	The Portfolio pays the floating rate and receives the fixed rate.
(b)	The Portfolio pays the fixed rate and receives the floating rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2010.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(5)
Credit default swaps on Corporate Issues - Buy Protections(1):

Barclays Bank PLC	6/20/2011	$835	5.000%	Gannett Co., Inc.	$(40,586)	$(17,843)	$(22,743)
				6.375%, due 4/01/12
Citibank, N.A.	3/20/2012	2,500	5.000%	XL Capital Ltd.	(239,886)	(107,834)	(132,052)
				5.250%, due 9/15/14
Citibank, NA	6/20/2014	1,700	1.000%	CBS Corp.	24,072	114,684	(90,612)
				4.625%, due 5/15/18
Citibank, NA	6/20/2014	2,000	0.700%	United Parcel Service, Inc.	(27,487)	—	(27,487)
				8.375%, due 4/1/30
Credit Suisse International	12/20/2012	3,500	1.000%	GATX Corp.	32,901	33,789	(888)
				5.500%, due 2/15/12
Credit Suisse International	6/20/2014	2,500	1.000%	Centex Corp.	24,911	(15,236)	40,147
				5.250%, due 6/15/15
Credit Suisse International	3/20/2015	1,885	1.000%	Toll Brothers, Inc.	55,038	15,079	39,959
				5.150%, due 5/15/15
Deutsche Bank AG	3/20/2012	500	5.000%	Gannett Co., Inc.	(31,738)	(11,691)	(20,047)
				6.375%, due 4/01/12
Deutsche Bank AG	6/20/2012	1,140	5.000%	Starwood Hotels & Resorts Holdings, Inc.	(104,753)	(28,914)	(75,839)
				7.875%, due 5/01/12
Deutsche Bank AG	12/20/2012	1,650	1.000%	Block Financial LLC	(21,577)	(18,257)	(3,320)
				5.125%, due 10/30/14
Deutsche Bank AG	12/20/2012	2,768	1.000%	Macy’s Retail Holdings, Inc.	48,191	100,995	(52,804)
				8.000%, due 7/15/12
Deutsche Bank AG	6/20/2013	2,300	1.000%	Sealed Air Corp.	(16,429)	33,166	(49,595)
				5.625%, due 7/15/13
Deutsche Bank AG	9/20/2013	965	1.000%	Masco Corp.	31,651	33,127	(1,476)
				6.125%, due 10/03/16
Deutsche Bank AG	3/20/2014	380	7.050%	Starwood Hotels & Resorts Holdings, Inc.	(79,196)	—	(79,196)
				7.875%, due 5/1/12
Deutsche Bank AG	6/20/2014	2,400	1.000%	R.R. Donnelley & Sons Co.	71,685	169,174	(97,489)
				4.950%, due 4/01/14
Deutsche Bank AG	3/20/2018	1,300	3.700%	American International Group	142,187	—	142,187
				6.250%, due 5/1/36
Goldman Sachs International	12/20/2011	1,140	1.000%	Lennar Corp.	30,212	39,271	(9,059)
				6.500%, due 4/15/16
Goldman Sachs International	3/20/2014	1,250	0.700%	Duke Energy Corp.	(14,760)	—	(14,760)
				5.650%, due 6/15/13
Goldman Sachs International	3/20/2014	2,000	5.300%	International Paper Co.	(353,132)	—	(353,132)
				5.300%, due 4/1/15
Goldman Sachs International	3/20/2014	1,250	6.600%	Simon Property Group LP	(280,545)	—	(280,545)
				5.250%, due 12/1/16
JPMorgan Chase Bank	6/20/2014	1,450	5.000%	SLM Corp.	3,815	242,766	(238,951)
				5.125%, due 8/27/12
JPMorgan Chase Bank	6/20/2016	1,250	1.500%	Embarq Corp.	(48,271)	—	(48,271)
				7.082%, due 6/1/16
JPMorgan Chase Bank	9/20/2016	1,800	1.000%	R.R. Donnelley & Sons Co.	114,789	212,036	(97,247)
				4.950%, due 4/01/14
JPMorgan Chase Bank	9/20/2019	1,650	1.000%	MeadWestvaco Corp.	50,169	31,269	18,900
				7.950%, due 2/15/31
Merrill Lynch Capital Services, Inc.	9/20/2016	2,425	1.730%	Tyson Foods, Inc.	112,056	—	112,056
				7.850%, due 4/1/16
Morgan Stanley Capital Services, Inc.	6/20/2013	EUR 1,300	1.650%	Itraxx Euro	(56,208)	(33,769)	(22,439)
				zero coupon, due 6/20/13
Morgan Stanley Capital Services, Inc.	12/20/2019	1,250	1.000%	Arrow Electronics, Inc.	47,440	(9,833)	57,273
				6.875%, due 6/01/18

					$(525,451)	$781,979	$(1,307,430)

Counterparty	Termination Date	Implied Credit Spread at January 31, 2010(3)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation(5)
Credit default swaps on Corporate Issues - Sell Protections(2):
Deutsche Bank AG	3/20/2010	0.882%	$1,000	5.000%	ArcelorMittal 6.125%, due 6/1/18	$11,765	$(70,278)	$82,043

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

#	Notional amount is shown in U.S. dollars unless otherwise stated.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$23,298,583	$1,223,278
Bank Loans	—	12,628,973	—
Commercial Mortgage Backed Securities	—	72,135,458	—
Commercial Mortgage Obligations	—	6,791,027	—
Corporate Bonds	—	227,697,250	—
Foreign Agencies	—	10,323,152	—
Mortgage Backed Securities - Long	—	49,861,445	—
Municipal Bonds	—	3,425,800	—
Residential Mortgage Backed Securities	—	25,049,771	—
Sovereigns	—	9,043,460	—
Structured Note	—	1,628,381	—
U.S. Government Treasury Securities	—	25,422,019	—
Affiliated Mutual Funds	53,627,268	—	—
Mortgage Backed Securities - Short	—	(8,473,752)	—

	53,627,268	458,831,567	1,223,278
Other Financial Instruments*	909,688	(1,602,616)	—

Total	$54,536,956	$457,228,951	$1,223,278

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Residential Mortgage Backed Securities
Balance as of 10/31/09	$61,284	$465,091
Realized gain (loss)	152	—
Change in unrealized appreciation (depreciation)	394	—
Earned amortization/accretion	—	—
Net purchases (sales)	1,161,448	—
Transfers in and/or out of Level 3	—	(465,091)

Balance as of 1/31/10	$1,223,278	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Short Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Taxable Money Market Series (the “Portfolios”) of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Total Return Bond Fund, Inc. (f/k/a Dryden Total Return Bond Fund, Inc.)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date March 29, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 29, 2010

*	Print the name and title of each signing officer under his or her signature.